Note 18 - Current tax assets and liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Note 18 - Current tax assets and liabilities
Income tax assets	$ 122,257	$ 24,812
V.A.T. credits	132,972	218,009
Other prepaid taxes	1,172	315
Current tax assets, current	$ 256,401	$ 243,136